CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 520	$ 869	$ 281
Accounts receivable	1,839	370	781
Deferred subcontractor cost	1,402	656	101
Prepaids and other current assets	96	39	61
Total current assets	3,857	1,935	1,224
Investment in CPEC LLC	32	32	32
Total assets	3,889	1,966	1,256
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	2,394	579	2,167
Deferred revenue	1,458	682	105
Total current liabilities	3,852	1,261	2,272
Warrant liability		0	19,319
Total liabilities	3,852	1,261	21,591
Commitments and Contingencies (Notes E and I and F)
Stockholders' equity (deficit):
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series A nonredeemable convertible preferred stock, 1,250,000 shares authorized as of September 30, 2013 and 2012, respectively; no shares issued and outstanding as of September 30, 2013 and 2012, respectively		0	0
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock, 1,600,000 and 600,000 shares authorized as of September 30, 2013 and 2012, respectively; 526,080 and 526,080 shares issued and outstanding as of September 30, 2013 and 2012, respectively		5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 134,550,068 and 62,731,963 shares issued and outstanding at March 31, 2014 , September 30, 2013 and 2012, respectively	1,346	1,346	627
Additional paid-in capital	183,739	183,276	159,747
Accumulated deficit	(185,053)	(183,922)	(180,714)
Total stockholders' equity (deficit)	37	705	(20,335)
Total liabilities and stockholders' equity (deficit)	3,889	1,966	1,256
Series A nonredeemable convertible preferred stock
Stockholders' equity (deficit):
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock, 1,600,000 and 600,000 shares authorized as of September 30, 2013 and 2012, respectively; 526,080 and 526,080 shares issued and outstanding as of September 30, 2013 and 2012, respectively	0	0
Series B nonredeemable convertible preferred stock
Stockholders' equity (deficit):
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock, 1,600,000 and 600,000 shares authorized as of September 30, 2013 and 2012, respectively; 526,080 and 526,080 shares issued and outstanding as of September 30, 2013 and 2012, respectively	$ 5	$ 5